Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net (loss)/income	$ (36,234)	$ 51,665
Items not affecting cash and other items:
Equity compensation	6,626	4,128
Depreciation	687	1,062
Foreign exchange loss	270	326
Share of income of Cauchari-Olaroz project	(1,451)	(3,648)
Gain on Cauchari-Olaroz transactions	(288)	(74,492)
Other items	579	744
Payment of interest capitalized in property, plant and equipment	(6,276)
Changes in non-cash working capital items:
Decrease in receivables, prepaids and deposits	134	2,011
Decrease in inventories	1,072	343
Increase in accounts payable and accrued liabilities	4,000	214
Net cash used in operating activities	(30,881)	(17,647)
INVESTING ACTIVITIES
Loans to Exar Capital (Note 5)	(14,700)	(66,250)
Repayment of loans as part of transactions (Note 5)	40,000	8,778
Contribution to Investment in Cauchari-Olaroz project	(695)	(1,019)
Cash (disposed)/acquired as a result of transactions	(5,432)	79,984
Additions to exploration and evaluation assets	(490)	(560)
Additions to property, plant and equipment	(61,280)	(29,290)
Net cash used in investing activities	(42,597)	(8,357)
FINANCING ACTIVITIES
Proceeds from stock option exercises	2,827	568
Proceeds from the ATM program	100,000
ATM program issuance costs	(3,224)
Drawdowns from the credit facilities (Note 8)	36,708	66,250
Finance lease repayments	(342)	(269)
Repayment of long-term borrowings	(145)	(135)
Other (Note 8)	2,000	1,500
Net cash provided by financing activities	137,824	67,914
EFFECT OF FOREIGN EXCHANGE ON CASH	110	100
CHANGE IN CASH AND CASH EQUIVALENTS	64,456	42,010
CASH AND CASH EQUIVALENTS – BEGINNING OF THE YEAR	83,614	41,604
CASH AND CASH EQUIVALENTS – END OF THE YEAR	$ 148,070	$ 83,614